MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2019
Available-for-sale financial assets [abstract]
MARKETABLE SECURITIES

Marketable securities consist of investment in common shares of public companies and therefore have no fixed maturity date or coupon rate. The fair value of the listed marketable securities has been determined directly by reference to published price quotation in an active market.

As at and during the year ended December 31, 2019, the Company did not have marketable securities. During the year ended December 31, 2018, the Company sold all its marketable securities for proceeds of $162,490 and a realized loss of $91,890. Following the disposal of the shares, the Company reclassified the cumulative loss previously recognized in other comprehensive income of $68,840 to profit and loss on the sale of marketable securities.

The following table summarized information regarding the Company’s marketable securities as at December 31, 2017, 2018, and 2019:

Marketable securities	2019	2018	2017
Balance, beginning of period	$-	$205,600	$176,000
Additions	-	60,940	193,440
Disposals	-	(162,490)	(153,190)
Realized loss on disposal	-	(91,890)	(22,810)
Unrealized gain/(loss) on mark-to-market	-	(12,160)	12,160
Balance, end of period	$-	$-	$205,600